                             Loomis Sayles Funds
                       Loomis Sayles Small Cap Value Fund
                                  (the "Fund")
                   Supplement dated February 25, 2002 to the
          Loomis Sayles Equity Funds Prospectus Dated February 1, 2002

Effective March 1, 2002 Loomis, Sayles & Company, L.P. has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund's Institutional, Retail and Admin Class share expenses to 0.90%, 1.15% and 1.40%, respectively, through February 1, 2003.

As a result, the following information replaces the information for the Fund in the "Annual Fund Operating Expenses" charts beginning on page 25 of the prospectus:

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)


                                                              Total
                                                              Fund
                                                             Annual
  Loomis Sayles            Management Distribution  Other   Operating  Fee Waiver/      Net
  Fund/Class                  Fee     (12b-1) Fees Expenses Expenses  Reimbursement* Expenses*
----------------------------------------------------------------------------------------------
  Loomis Sayles Small Cap
   Value Fund
   Institutional Class       0.75%        None      0.23%     0.98%       0.08%        0.90%
   Retail Class              0.75%       0.25%      0.22%     1.22%       0.07%        1.15%
   Admin Class               0.75%       0.25%      0.59%     1.59%       0.19%        1.40%
----------------------------------------------------------------------------------------------

  * Reflects Loomis Sayles'
    contractual obligation to limit
    the Fund's expenses through
    February 1, 2003.

Example


  Fund/Class                          1 Year** 3 Years** 5 Years** 10 Years**
-----------------------------------------------------------------------------
  Loomis Sayles Small Cap Value Fund
   Institutional Class                  $ 92     $304      $534      $1,194
   Retail Class                         $117     $380      $664      $1,471
   Admin Class                          $143     $483      $848      $1,873
-----------------------------------------------------------------------------

  ** Expenses shown for each
     class include the fee
     waiver /reimbursement
     for the first fiscal
     year of each period.